Commitments - Investment commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Business combinations and equity investments under various arrangements | Maximum
Investment commitments
Amount committed	¥ 20,341	¥ 11,166